NOTE PAYABLE (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note payable, total	$ 15,000	$ 40,000	$ 0
Amount due to related party		40,000
Amount due to a former Bellissima consultant pursuant to a Settlement and Release Agreement dated February 7, 2019, due December 31, 2019		40,000
Former Bellissima Consultant [Member]
Note payable, total	$ 15,000	$ 40,000